Segments (Tables)	6 Months Ended
Jun. 30, 2022
Segments [abstract]
Operating segments data [text block]
Second quarter 2022
E&P
Norway
E&P
International
E&P

USA MMP REN Other Eliminations Total (in USD million)
Revenues third party, other revenue and
other income 132 237 82 35,921 3 33 0 36,408
Revenues inter-segment 16,580 1,559 1,548 93 0 9 (19,789) 0
Net income/(loss) from equity accounted
investments 0 42 0 (2) 12 0 0 51
Total revenues and other income

16,712 1,838 1,629 36,012 15 42 (19,789) 36,459
Purchases [net of inventory variation] 0 (36) (0) (33,379) 0 (1) 19,564 (13,851)
Operating, selling, general and
administrative expenses (984) (370) (244) (956) (56) (3) 209 (2,404)
Depreciation, amortisation and net
impairment losses (1,202) (315) (362) (221) (1) (39) 0 (2,140)
Exploration expenses (45) (135) (151) 0 0 0 0 (331)
Total operating expenses (2,231) (856) (757) (34,556) (57) (43) 19,774 (18,727)
Net operating income/(loss) 14,482 982 872 1,456 (42) (1) (16) 17,733
Additions to PP&E, intangibles and equity
accounted investments 1,339 573 170 253 57 14 (0) 2,405
First quarter 2022
E&P
Norway 1)
E&P
International 1)
E&P

USA MMP 1) REN Other 1)
Eliminations
1) Total (in USD million)
Revenues third party, other revenue and
other income 1) 209 62 78 35,825 90 31 0 36,294
Revenues inter-segment 1) 18,245 1,324 1,191 89 0 10 (20,859) 0
Net income/(loss) from equity accounted
investments 0 67 0 3 29 0 0 99
Total revenues and other income 1) 18,454 1,453 1,269 35,917 119 41 (20,859) 36,393
Purchases [net of inventory variation] 0 27 0 (34,289) 0 0 20,752 (13,510)
Operating, selling, general and
administrative expenses 1) (816) (390) (220) (923) (41) (78) 197 (2,271)
Depreciation, amortisation and net
impairment losses
1)
(600) (1,378) 212 (212) (1) (39) 0 (2,017)
Exploration expenses (106) (81) (16) 0 0 0 0 (203)
Total operating expenses 1) (1,521) (1,822) (24) (35,425) (41) (116) 20,949 (18,001)
Net operating income/(loss) 1) 16,933 (369) 1,245 492 77 (76) 90 18,392
Additions to PP&E, intangibles and equity
accounted investments
1)
1,072 626 126 265 43 56 (0) 2,188
1) Restated due to implementation of IFRS 16 in

the segments, mainly affecting the line item Operating,

selling, general and administrative
expenses in MMP (reduction of USD 136

million) and Other (increase of USD

million) and the line item Depreciation, amortisation

and net
impairments in MMP (increase of USD 134

million) and Other (reduction USD

million).
Second quarter 2021
E&P
Norway 1)
E&P
International 1)
E&P

USA MMP 1) REN Other 1)
Eliminations
1) Total (in USD million)
Revenues third party, other revenue and
other income
1)
78 291 101 16,897 7 72 0 17,446
Revenues inter-segment
1)
6,167 1,170 867 82 0 10 (8,296) 0
Net income/(loss) from equity accounted
investments 0 19 0 7 (6) (4) 0 16
Total revenues and other income
1)
6,245 1,479 968 16,986 2 78 (8,296) 17,462
Purchases [net of inventory variation] 0 14 (0) (15,448) 0 (0) 8,035 (7,399)
Operating, selling, general and
administrative expenses 1) (811) (425) (286) (969) (32) (112) 307 (2,329)
Depreciation, amortisation and net
impairment losses 1) (959) (244) (438) (424) (1) (44) 0 (2,111)
Exploration expenses (55) (231) (39) 0 0 0 0 (326)
Total operating expenses
1)
(1,825) (886) (764) (16,842) (33) (156) 8,342 (12,164)
Net operating income/(loss) 1) 4,420 593 204 144 (31) (78) 46 5,298
Additions to PP&E, intangibles and equity
accounted investments 1) 1,322 430 180 138 159 14 0 2,243
1) Restated due to implementation of IFRS 16 in

the segments, mainly affecting the line item Operating,

selling, general and administrative
expenses in MMP (reduction of USD 128

million) and Other (increase of USD
169

million) and the line item Depreciation, amortisation and

net
impairments in MMP (increase of USD 140

million) and Other (reduction of USD

million).
First half 2022
E&P
Norway
E&P
Internationa
l
E&P

USA MMP REN Other Eliminations Total (in USD million)
Revenues third party, other revenue and
other income 341 298 160 71,746 93 64 0 72,702
Revenues inter-segment 34,825 2,883 2,739 182 0 19 (40,648) 0
Net income/(loss) from equity accounted
investments 0 109 0 1 41 0 0 151
Total revenues and other income

35,166 3,290 2,898 71,929 134 83 (40,648) 72,852
Purchases [net of inventory variation] 0 (9) (0) (67,668) 0 (0) 40,316 (27,361)
Operating, selling, general and
administrative expenses (1,799) (760) (465) (1,880) (97) (81) 406 (4,675)
Depreciation, amortisation and net
impairment losses (1,802) (1,693) (150) (433) (2) (78) 0 (4,158)
Exploration expenses (150) (216) (168) 0 0 0 0 (534)
Total operating expenses (3,752) (2,678) (782) (69,981) (99) (159) 40,723 (36,727)
Net operating income/(loss) 31,414 613 2,117 1,948 35 (77) 75 36,125
Additions to PP&E, intangibles and equity
accounted investments 2,410 1,199 296 518 100 70 (0) 4,593
Balance sheet information
Equity accounted investments

3 490 0 113 1,001 52 (0) 1,659
Non-current segment assets

29,176 14,975 11,121 3,631 183 1,009 0 60,094
Non-current assets not allocated to
segments

12,319
Total non-current assets

74,073
First half 2021
E&P
Norway 1)
E&P
International 1)
E&P

USA 1) MMP 1) REN 1) Other 1)
Eliminations
1) Total (in USD million)
Revenues third party, other revenue and
other income
1)
138 514 222 32,599 1,389 143 0 35,005
Revenues inter-segment
1)
11,923 1,975 1,739 166 0 20 (15,823) 0
Net income/(loss) from equity accounted
investments 0 42 0 15 (6) (4) 0 47
Total revenues and other income
1)
12,060 2,531 1,961 32,780 1,383 160 (15,823) 35,052
Purchases [net of inventory variation] 0 (15) (0) (29,625) 0 (1) 15,076 (14,565)
Operating, selling, general and
administrative expenses 1) (1,589) (662) (621) (1,908) (72) (231) 593 (4,489)
Depreciation, amortisation and net
impairment losses 1) (2,579) (661) (874) (704) (1) (88) 0 (4,908)
Exploration expenses (125) (338) (109) 0 0 0 0 (572)
Total operating expenses
1)
(4,293) (1,676) (1,605) (32,236) (73) (320) 15,669 (24,534)
Net operating income/(loss) 1) 7,767 855 356 544 1,310 (160) (154) 10,518
Additions to PP&E, intangibles and equity
accounted investments 1) 2,587 819 337 190 286 38 0 4,258
Balance sheet information
Equity accounted investments

3 1,181 0 96 1,067 32 0 2,377
Non-current segment assets 1) 38,337 17,839 11,967 4,786 145 1,086 0 74,160
Non-current assets not allocated to
segments

13,303
Total non-current assets

89,841
1) Restated due to implementation of IFRS 16 in

the segments, mainly affecting the line item Operating,

selling, general and administrative
expenses in MMP (reduction of USD 258

million) and Other (increase of USD

million) and the line item Depreciation, amortisation and

net
impairments in MMP (increase of USD 268

million) and Other (reduction of USD

million).

Non-current assets by country [text block]
Non-current assets by country
At 30 June At 31 December
(in USD million) 2022 2021
Norway 32,886 40,564
USA 12,077 12,323
Brazil 8,929 8,751
UK 1,868 2,096
Azerbaijan 1,609 1,654
Canada 1,294 1,403
Angola 932 948
Algeria 656 708
Argentina 550 474
Denmark 486 536
Other 467 1,757
Total non-current assets 1) 61,754 71,213
1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
Quarters First half
Q2 2022 Q1 2022 Q2 2021 (in USD million) 2022 2021
16,397 15,034 9,060 Crude oil 31,431 17,774
12,923 15,538 3,443 Natural gas 28,461 6,741
11,457 14,350 2,908

- European gas
25,808 5,569
766 621 319

- North American gas
1,387 741
699 567 215

- Other incl. Liquefied natural gas
1,266 431
2,531 2,904 2,682 Refined products 5,435 5,055
2,529 2,576 1,672 Natural gas liquids 5,106 3,582
310 282 205 Transportation 592 461
651 1,117 341 Other sales 1,768 454
35,342 37,451 17,402 Revenues from contracts with customers 72,793 34,067
1,045 (1,401) (23) Total other revenues
1)
(356) (558)
36,387 36,050 17,380 Revenues 72,437 33,508
1) Principally relates to commodity derivatives.